Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 417,308,000.00
Previously Paid Amount	0.00
Total Fee Amount	57,630.24
Total Offset Amount	0.00
Net Fee	57,630.24
Narrative - Max Aggregate Offering Price	$ 417,308,000.00
Final Prospectus	true